Note 5 - Trade Receivables - Trade Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Trade receivables	$ 26,495	$ 27,080
Less: Allowance for doubtful accounts	(1,094)	(1,466)
	$ 25,401	$ 25,614